OTHER INVESTMENTS - Investments in other entities (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Investments in other entities	R 322.5	R 180.4
Fair value adjustment on equity instruments at fair value through OCI	139.8	11.8	R 17.2
Dividends received on equity instruments at fair value through OCI	(56.3)	(29.3)	R (78.3)
Listed investments (Fair value hierarchy Level 1)
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Investments in other entities	11.2	7.5
Unlisted investments (Fair value hierarchy Level 3)
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Investments in other entities	311.3	172.9
West Wits Mining Limited ("WWM")
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Fair value adjustment on equity instruments at fair value through OCI	R 3.6	0.3
West Wits Mining Limited ("WWM") | Listed investments (Fair value hierarchy Level 1)
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Shares held in other entities (in shares)	47,812,500
Investments in other entities	R 11.2	7.5
West Wits Mining Limited ("WWM") | Listed investments (Fair value hierarchy Level 1) | Top of range
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Percentage of interest held	1.90%
West Wits Mining Limited ("WWM") | Listed investments (Fair value hierarchy Level 1) | Bottom of range
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Percentage of interest held	1.50%
Rand Refinery Proprietary Limited ("Rand Refinery")
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Dividends received on equity instruments at fair value through OCI	R (56.3)	(29.3)
Rand Refinery Proprietary Limited ("Rand Refinery") | At fair value
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Fair value adjustment on equity instruments at fair value through OCI	R 135.2	10.5
Rand Refinery Proprietary Limited ("Rand Refinery") | Unlisted investments (Fair value hierarchy Level 3)
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Shares held in other entities (in shares)	44,438
Percentage of interest held	11.30%
Investments in other entities	R 302.0	166.8
Rand Mutual Assurance Company Limited
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Fair value adjustment on equity instruments at fair value through OCI	R 1.0	1.0
Rand Mutual Assurance Company Limited | Unlisted investments (Fair value hierarchy Level 3)
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Shares held in other entities (in shares)	12,659
Percentage of interest held	1.30%
Investments in other entities	R 6.8	5.9
Guardrisk Insurance Company Limited (Cell Captive A170) | Unlisted investments (Fair value hierarchy Level 3)
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Shares held in other entities (in shares)	20
Percentage of interest held	100.00%
Investments in other entities	R 2.4	0.1
Chamber of Mines Building Company Proprietary Limited | Unlisted investments (Fair value hierarchy Level 3)
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Shares held in other entities (in shares)	52,965
Percentage of interest held	5.70%
Investments in other entities	R 0.1	R 0.1